Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH

Commercial Mortgage Pass-Through Certificates, Series 2018-PHH

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH MZ

Commercial Mezzanine Pass-Through Certificates, Series 2018-PHH MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

9 July 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re:      J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH
Commercial Mortgage Pass-Through Certificates, Series 2018-PHH (the “CMBS Certificates”)

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH MZ

Commercial Mezzanine Pass-Through Certificates, Series 2018-PHH MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan and Mezzanine Loan (both as defined in Attachment A) that will secure the CMBS Certificates and Mezzanine Certificates, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH securitization transaction (the “Draft Preliminary Offering Circular”),
g.	A draft of the confidential offering circular for the J.P. Morgan Chase Commercial Mezzanine Securities Trust 2018-PHH MZ securitization transaction (the “Draft Mezzanine Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular, Draft Mezzanine Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular, Draft Mezzanine Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan and Mezzanine Loan,
iii.	Whether the originator of the Mortgage Loan and Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates and Mezzanine Certificates that are secured by the Mortgage Loan and Mezzanine Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 July 2018

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.	The assets of the CMBS Issuing Entity will consist primarily of a single componentized promissory note issued by Thor Palmer House Hotel & Shops LLC, evidencing a floating rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee interest in the Palmer House Hilton, a full service hotel in Chicago, Illinois (the “Property”),
d.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”),
e.	The Mezzanine Certificates will represent interests in J.P. Morgan Chase Commercial Mezzanine Securities Trust 2018-PHH MZ (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine Issuing Entity will consist primarily of a single promissory note issued by a special purpose entity, Thor Palmer House Holding LLC (the “Mezzanine Borrower”), evidencing the Mezzanine Loan,
g.	The Mezzanine Loan is secured by, among other things, the pledge of the Mezzanine Borrower’s direct ownership interests of a special purpose entity,
h.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 9 July 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the:
a.	Mortgage Loan Seasoning and
b.	Mezzanine Loan Seasoning

of the Mortgage Loan and Mezzanine Loan, as applicable, as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),
ii.	Original Mezzanine Loan Term (Excluding Extensions),
iii.	Original Mortgage Loan Term (Including Extensions) and
iv.	Original Mezzanine Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	Using the:
a.	Mortgage Loan Seasoning,
b.	Mezzanine Loan Seasoning,
c.	Original Mortgage Loan Term (Excluding Extensions),
d.	Original Mezzanine Loan Term (Excluding Extensions),
e.	Original Mortgage Loan Term (Including Extensions) and
f.	Original Mezzanine Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions),
ii.	Remaining Mezzanine Loan Term to Maturity (Excluding Extensions),
iii.	Remaining Mortgage Loan Term to Maturity (Including Extensions) and
iv.	Remaining Mezzanine Loan Term to Maturity (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Mezzanine Loan Amortization Term (Excluding Extensions),
iii.	Original Mortgage Loan Amortization Term (Including Extensions),
iv.	Original Mezzanine Loan Amortization Term (Including Extensions),
v.	Remaining Mortgage Loan Amortization Term (Including Extensions),
vi.	Remaining Mezzanine Loan Amortization Term (Including Extensions),
vii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
viii.	Remaining Mezzanine Loan Amortization Term (Excluding Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period,”
c.	Use the “Original Mezzanine Loan Term (Excluding Extensions)” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezzanine Loan IO Period,”
d.	Use the “Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Mortgage Loan Amount”),
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Mortgage Loan Balance”) and

Attachment A Page 4 of 9

7. (continued)

e.	Use the “Mezzanine Loan Balance” of the Mezzanine Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-Off Date Mezzanine Loan Amount”),
ii.	Principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Initial Maturity Mezzanine Loan Balance”) and
iii.	Principal balance of the Mezzanine Loan as of the “Fully Extended Maturity Date” of the Mezzanine Loan (the “Final Maturity Mezzanine Loan Balance”).

The mortgage loan agreement Source Document indicates that the Borrower is required to make an amortization payment equal to 25 percent of the excess cash flow for the preceding twelve months starting on 9 July 2019, and on each subsequent July “Payment Date” thereafter during the term of the Mortgage Loan, including during the Mortgage Loan extension periods. For the purpose of comparing the:

a.	Initial Maturity Mortgage Loan Balance and
b.	Final Maturity Mortgage Loan Balance

of the Mortgage Loan, the Depositor instructed us to ignore any scheduled amortization payments required under the mortgage loan agreement Source Document.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Balance,
b.	Mezzanine Loan Balance,
c.	Cut-Off Date Mortgage Loan Amount,
d.	Cut-Off Date Mezzanine Loan Amount,
e.	Initial Maturity Mortgage Loan Balance,
f.	Initial Maturity Mezzanine Loan Balance,
g.	Final Maturity Mortgage Loan Balance and
h.	Final Maturity Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Loan Balance,
ii.	Cut-Off Date Total Debt Loan Amount,
iii.	Initial Maturity Total Debt Loan Balance and
iv.	Final Maturity Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

9.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	Mortgage Loan Balance and
d.	Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Loan Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Loan Margin,
c.	Total Debt Loan Margin,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 2.00000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR),
ii.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
iii.	Total Debt Interest Rate (At Assumed LIBOR)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	LIBOR Cap,
b.	Mortgage Loan Margin,
c.	Mezzanine Loan Margin and
d.	Total Debt Loan Margin

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR CAP),
ii.	Mezzanine Loan Interest Rate (At LIBOR CAP) and
iii.	Total Debt Interest Rate (At LIBOR CAP)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:
a.	Mortgage Loan Balance,
b.	Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate (At Assumed LIBOR),
d.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
e.	Accrual Basis

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service,
iii.	Annual Mezzanine Loan Debt Service and
iv.	Monthly Mezzanine Loan Debt Service

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan, as shown on the Final Data File.

Attachment A Page 7 of 9

13.	Using the:
a.	Monthly Mortgage Loan Debt Service,
b.	Monthly Mezzanine Loan Debt Service,
c.	Annual Mortgage Loan Debt Service and
d.	Annual Mezzanine Loan Debt Service

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Monthly Total Loan Debt Service and
ii.	Annual Total Loan Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	TTM June 2018 NOI,
b.	TTM June 2018 NCF,
c.	Annual Mortgage Loan Debt Service,
d.	Cut-Off Date Mortgage Loan Amount,
e.	Initial Maturity Mortgage Loan Balance,
f.	Appraised Value and
g.	Keys

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM June 2018 NOI DSCR,
ii.	Mortgage Loan TTM June 2018 NCF DSCR,
iii.	Current Mortgage Loan LTV,
iv.	Maturity Mortgage Loan LTV,
v.	Mortgage Loan TTM June 2018 NOI DY,
vi.	Mortgage Loan TTM June 2018 NCF DY and
vii.	Cut-Off Date Mortgage Loan Balance per Key

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM June 2018 NOI DSCR” and “Mortgage Loan TTM June 2018 NCF DSCR” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM June 2018 NOI DY” and “Mortgage Loan TTM June 2018 NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 8 of 9

15.	Using the:
a.	TTM June 2018 NOI,
b.	TTM June 2018 NCF,
c.	Annual Total Loan Debt Service,
d.	Cut-Off Date Total Debt Loan Amount,
e.	Initial Maturity Total Debt Loan Balance,
f.	Appraised Value and
g.	Keys

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM June 2018 NOI DSCR,
ii.	Total Debt TTM June 2018 NCF DSCR,
iii.	Current Total Debt LTV,
iv.	Maturity Total Debt LTV,
v.	Total Debt TTM June 2018 NOI DY,
vi.	Total Debt TTM June 2018 NCF DY and
vii.	Cut-Off Date Total Debt Balance per Key

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM June 2018 NOI DSCR” and “Total Debt TTM June 2018 NCF DSCR” to two decimal places and
b.	Round the “Current Total Debt LTV,” “Maturity Total Debt LTV,” “Total Debt TTM June 2018 NOI DY” and “Total Debt TTM June 2018 NCF DY” to the nearest 1/10th of one percent.

16.	Using the:
a.	Mortgage Master Servicing Fee Rate and
b.	Mortgage Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Servicer Fee,
b.	Mortgage Trustee & Paying Agent Fee,
c.	Mortgage Operating Advisor Fee and
d.	Mortgage CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

18.	Using the:
a.	Mortgage Admin. Fee and
b.	Mortgage Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mezz Master Servicing Fee Rate and
b.	Mezz Primary Servicing Fee Rate

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezz Servicer Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mezz Servicer Fee,
b.	Mezz Trustee & Paying Agent Fee,
c.	Mezz Operating Advisor Fee and
d.	Mezz CREFC Fee

of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the “Mezz Admin. Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Mezz Admin. Fee and
b.	Mezzanine Loan Margin

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezz Net Margin Rate” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	8 June 2018

Mortgage Loan Agreement	8 June 2018

Mezzanine Loan Agreement	8 June 2018

Cash Management Agreement	8 June 2018

Mortgage Loan Interest Rate Cap Agreement (see Note 1)	8 June 2018

Mezzanine Loan Interest Rate Cap Agreement (see Note 1)	8 June 2018

Settlement Statement	8 June 2018

Servicing Tape	19 June 2018

Guaranty Agreement	8 June 2018

Non-Consolidation Opinion	8 June 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	24 May 2018

Engineering Report	23 March 2018

Environmental Phase I Report	18 April 2018

Underwriter’s Summary Report	5 July 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	8 June 2018

Property Management Agreement	Various

Property Management Agreement Amendments	Various

Exhibit 1 to Attachment A Page 2 of 2

Note:

1.	The mortgage loan interest rate cap agreement and mezzanine loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Flag	Appraisal Report
Keys	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2014 Available Key Nights	Underwriter’s Summary Report
2015 Available Key Nights	Underwriter’s Summary Report
2016 Available Key Nights	Underwriter’s Summary Report
2017 Available Key Nights	Underwriter’s Summary Report
TTM June 2018 Available Key Nights	Underwriter’s Summary Report
2014 Occupied Key Nights	Underwriter’s Summary Report
2015 Occupied Key Nights	Underwriter’s Summary Report
2016 Occupied Key Nights	Underwriter’s Summary Report
2017 Occupied Key Nights	Underwriter’s Summary Report
TTM June 2018 Occupied Key Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (continued)

Characteristic	Source Document

2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
TTM June 2018 Occupancy	Underwriter’s Summary Report
2014 Average Daily Key Rate	Underwriter’s Summary Report
2015 Average Daily Key Rate	Underwriter’s Summary Report
2016 Average Daily Key Rate	Underwriter’s Summary Report
2017 Average Daily Key Rate	Underwriter’s Summary Report
TTM June 2018 Average Daily Key Rate	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
TTM June 2018 RevPAR	Underwriter’s Summary Report
2014 Key Revenue	Underwriter’s Summary Report
2015 Key Revenue	Underwriter’s Summary Report
2016 Key Revenue	Underwriter’s Summary Report
2017 Key Revenue	Underwriter’s Summary Report
TTM June 2018 Key Revenue	Underwriter’s Summary Report
2014 Gross Operating Profit	Underwriter’s Summary Report
2015 Gross Operating Profit	Underwriter’s Summary Report
2016 Gross Operating Profit	Underwriter’s Summary Report
2017 Gross Operating Profit	Underwriter’s Summary Report
TTM June 2018 Gross Operating Profit	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
TTM June 2018 Total Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
TTM June 2018 NOI	Underwriter’s Summary Report
2014 FF&E	Underwriter’s Summary Report
2015 FF&E	Underwriter’s Summary Report
2016 FF&E	Underwriter’s Summary Report
2017 FF&E	Underwriter’s Summary Report
TTM June 2018 FF&E	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document

2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
TTM June 2018 NCF	Underwriter’s Summary Report
Underwritten Available Key Nights	Underwriter’s Summary Report
Underwritten Occupied Key Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Key Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Key Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Gross Operating Profit	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten FF&E	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cash or LOC	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow Cash or LOC	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount Cash or LOC	Mortgage Loan Agreement
Terms/Description of Replacement Reserves	Mortgage Loan Agreement
Amortization Reserve Initial Deposit Amount	Settlement Statement
Amortization Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Amortization Reserve Monthly Deposit Amount Cash or LOC	Mortgage Loan Agreement
Terms/Description of Amortization Reserve	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Loan Purpose	Settlement Statement
Mortgage Loan Balance	Mortgage Loan Agreement
Mezzanine Loan Balance	Mezzanine Loan Agreement
Origination Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 3 and 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period Start (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 3)	Interest Rate Cap Agreements
LIBOR Cap after Extension (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date (see Note 3)	Interest Rate Cap Agreements
LIBOR Cap Provider (see Note 3)	Interest Rate Cap Agreements
LIBOR Cap Provider Rating (M/S&P/F) (see Note 3)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
Rate Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepayment String (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement
Additional Debt Type	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the:
a.	Origination Date,
b.	Payment Date,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options,
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Extension Test Description,
i.	Extension Spread Increase (Yes/No),
j.	First Extension Spread Increase,
k.	Second Extension Spread Increase,
l.	Third Extension Spread Increase,
m.	First Extension Fee,
n.	Second Extension Fee,
o.	Third Extension Fee,
p.	Payment Grace Period Event of Default,
q.	Payment Grace Period Event of Late Fee,
r.	Balloon Grace Period Event of Default,
s.	Balloon Grace Period Event of Late Fee,
t.	Interest Accrual Period Start,
u.	Interest Accrual Period End,
v.	Interest Rate Adjustment Frequency,
w.	LIBOR Rounding Methodology,
x.	LIBOR Lookback Days,
y.	LIBOR Floor,
z.	LIBOR Cap,
aa.	LIBOR Cap after Extension,
bb.	LIBOR Cap Expiration Date,
cc.	LIBOR Cap Provider,
dd.	LIBOR Cap Provider Rating (M/S&P/F),
ee.	Rate Type,

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

3. (continued)

ff.	Amortization Type,
gg.	Accrual Basis and
hh.	Prepayment String

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through hh. above.

4.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Documents, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Documents currently require the Borrower, manager or operating lessee, as applicable, to deposit all amounts payable to the Borrower under the property management agreement or otherwise constituting rents or receipts payable with respect to the Property directly to the applicable lockbox account.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if the applicable Source Documents instruct the lockbox bank to transfer funds from the lockbox account to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase II Date
Seismic Report Date
Seismic PML%
Franchise Agreement Expiration Date
Terms/Description of Springing Cash Management Account (If applicable)
Sponsor
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Partial Release Description
Substitution Provision Description
Monthly Tax Escrow Cap
Monthly Insurance Escrow Cap
Monthly Replacement Reserves Cap
Monthly Amortization Reserve Cap
Mortgage Master Servicing Fee Rate
Mortgage Primary Servicing Fee Rate
Mortgage Trustee & Paying Agent Fee
Mortgage Operating Advisor Fee
Mortgage CREFC Fee
Mezz Master Servicing Fee Rate
Mezz Primary Servicing Fee Rate
Mezz Trustee & Paying Agent Fee
Mezz Operating Advisor Fee
Mezz CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.